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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5399

The New America High Income Fund, Inc
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA			02109
(Address of principal executive offices)			(Zip code)

Ellen E. Terry, 33 Broad St., Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/11 - 6/30/11

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information
contained in this form are not required to respond unless the
SEC 2569 (5-08)	form displays a currently valid OMB control number.

Item 1 -  Report to Shareholders

August 19, 2011

Dear Fellow Shareholder,

We are pleased to report on the results of The New America High Income Fund (the "Fund") for the period ending June 30, 2011. The portfolio's performance, under the management of T. Rowe Price Associates, Inc., continued to reap the benefits of a positive market environment during the period. The Fund's net asset value (the "NAV") was $10.45 on June 30th. Based upon the NAV, the Fund's total return for the first six months of 2011 was 5.99%, slightly higher than the 5.97% total return of the Lipper Closed-End Fund Leveraged High Yield Index. The Fund's total return based on stock price was 12.48% for the period. As of June 30th, the Fund's market price was $10.86, representing a premium of 3.9% to the NAV on the same date. The Fund continued to pay a dividend of $.065 per share per month. The annualized common stock dividend yield for a purchase of stock at year-end 2010 for the six months ending June 30th was 7.8%. As we always remind our shareholders, there is no assurance that the common stock dividend will remain at the current level.

The Fund has benefited by being invested in an asset class with strong relative performance and having a historically low cost of leverage. These conditions are unlikely to continue indefinitely. It is particularly important to recognize the impact of leverage on the Fund's results. The Fund's leverage has been beneficial in the recent positive high yield bond market environment, increasing the NAV and the common stock dividend. However, in a market decline, leverage is detrimental to Fund's total return. The ATP contributed approximately 25% of the common dividend in the first half of 2011.

	Total Returns for the Periods Ending June 30, 2011
	1 Year	3 Years Cumulative
New America High Income Fund (Stock Price and Dividends)*	29.74%	89.34%
New America High Income Fund (NAV and Dividends)	20.46%	57.62%
Lipper Closed-End Fund Leveraged High Yield Average	19.30%	25.30%
Credit Suisse High Yield Index	14.59%	38.16%
Citigroup 10 Year Treasury Index	1.82%	18.32%

Sources: Credit Suisse, Citigroup, Lipper Inc., The New America High Income Fund, Inc.

Past performance is no guarantee of future results. Total return assumes the reinvestment of dividends.

*  Because the Fund's shares may trade at either a discount or premium to the Fund's net asset value per share, returns based upon the stock price and dividends will tend to differ from those derived from the underlying change in net asset value and dividends.

Market Review

High yield bonds continued to deliver compelling returns through the first six months of the year. The gains for the asset class came despite what felt like an endless series of momentous events playing out across the globe. The last few months have brought revolutions and protests throughout the Middle East, a tragic earthquake, tsunami and devastating nuclear crisis in Japan and continued angst across fixed income markets relating to the financial viability of several European countries, led by Greece. While those macro forces contributed to an unsteady backdrop, high yield companies continued to deliver solid operating performance and demonstrate healthy liquidity, rewarding investors with gains. The lowest rated bonds within the asset class had delivered the biggest returns as 2010 came to a close, whereas more recently performance leadership moved to the higher quality tier, with crossover bonds — those on the cusp of returning to investment grade — delivering the biggest gains as the first half of 2011 came to a close.

Strategy Review

Financials continued to provide rewarding gains for the portfolio as New America's holdings from this sector returned 27% over the last year. The former GM finance subsidiary, now called Ally Financial, led the results, but the Fund benefited from many financial services credits, with positions in American International Group, CIT, Nuveen and E-Trade having rallied nicely. The portfolio has long maintained an out-sized position in issues related to the wireless industry and was rewarded in the first half with attractive performance from Sprint, Clearwire and NII Holdings (Nextel International). The wireless industry continues to enjoy the benefits of consumer resiliency, demonstrated asset value and merger and acquisition activity.

One industry that shares a high degree of consumer dependency that has not fared well in recent months is the retail sector. The Fund has faced modest losses in a few names through exposure to credits represented by Gymboree, J. Crew and Claire's. Gymboree and J. Crew have had to grapple with severely elevated prices in the cotton markets which investors suspect may crimp margins in the quarters ahead. Claire's is working to expand its European footprint, but has run head long into soft conditions in new markets it would like to enter. In all three cases, while the underlying businesses have encountered some near term setbacks, the companies generate compelling amounts of cash flow and each looks capable of generating the liquidity necessary to service underlying debt.

Outlook

Many of the macro events that have proved a challenge over the first six months of the year remain unresolved and are expected to continue to be of concern in the months ahead. Most pressing, perhaps, in the coming weeks and months will be negotiations on the U.S. budget. Natural disasters, political tensions and occasional financial dislocations are all but certain to occur from time to time. Whether any particular crisis alone or in concert will be enough of a factor to disrupt the larger economy to a degree that upsets high yield performance remains an open question. We believe that the portfolio's concentrations in defensive sectors including energy, services, health care and wireless should provide some stability should turbulence arrive. It is also important to recognize that high yield as an asset class has come a very long way since the depths of the financial crisis in late 2008. To be sure, such gains are largely behind us, for now. Even so, the Fund's adviser believes there continue to be opportunities to find companies with liquid balance sheets and healthy underlying businesses whose bonds offer attractive yields, even among low-B and CCC-rated credits.

The first half of 2011 did not lack for attention grabbing, sometimes disconcerting headlines and we expect the second half of the year to be very likely to offer more of the same. Our best defense for these sometimes adverse macro forces remains careful fundamental credit selection. As always, T. Rowe Price is committed to the disciplined investment approach and long-term perspective that have helped the Fund generate attractive risk-adjusted performance in the past.

Sincerely,

Robert F. Birch President The New America High Income Fund, Inc.	Mark Vaselkiv Vice President T. Rowe Price Associates, Inc.

Ellen E. Terry Vice President The New America High Income Fund, Inc.	Paul A. Karpers Vice President T. Rowe Price Associates, Inc.

The views expressed in this update are as of the date of this letter. These views and any portfolio holdings discussed in the update are subject to change at any time based on market or other conditions. The Fund and T. Rowe Price Associates, Inc. disclaim any duty to update these views, which may not be relied upon as investment advice. In addition, references to specific companies' securities should not be regarded as investment recommendations or indicative of the Fund's portfolio as a whole

The New America High Income Fund, Inc.

Industry Summary June 30, 2011 (Unaudited)	As a Percent of Total Investments
Telecommunications	11.59%
Oil and Gas	10.70%
Finance	8.14%
Broadcasting and Entertainment	7.84%
Diversified/Conglomerate Service	7.54%
Healthcare, Education and Childcare	6.44%
Mining, Steel, Iron and Non-Precious Metals	4.94%
Building and Real Estate	4.14%
Diversified/Conglomerate Manufacturing	3.54%
Hotels, Motels, Inns and Gaming	3.44%
Containers, Packaging and Glass	3.08%
Retail Stores	2.91%
Electronics	2.87%
Utilities	2.78%
Chemicals, Plastics and Rubber	2.77%
Beverage, Food and Tobacco	2.45%
Automobile	2.29%
Aerospace and Defense	1.95%
Personal, Food and Miscellaneous Services	1.73%
Cargo Transport	1.68%
Leisure, Amusement and Entertainment	1.66%
Personal Transportation	1.47%
Insurance	1.16%
Printing and Publishing	0.94%
Banking	0.51%
Textiles and Leather	0.50%
Personal Non-Durable Consumer Products	0.41%
Sovereign Debt	0.36%
Groceries	0.17%
Total Investments	100.00%
Moody's Investors Service Ratings June 30, 2011 (Unaudited)	As a Percent of Total Investments
Baa1	0.22%
Baa2	0.57%
Baa3	1.30%
Total Baa	2.09%
Ba1	3.31%
Ba2	7.97%
Ba3	10.61%
Total Ba	21.89%
B1	15.07%
B2	14.34%
B3	19.48%
Total B	48.89%
Caa1	10.92%
Caa2	6.02%
Caa3	3.07%
Total Caa	20.01%
Ca	0.29%
Unrated	3.82%
Equity	3.01%
Total Investments	100.00%

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — 127.36% (d)
Aerospace and Defense — 2.58%
$650	BE Aerospace Inc., Senior Notes, 8.50%, 07/01/18	Ba3	$706
475	Bombardier, Inc., Senior Notes, 6.125%, 05/15/21 (g)(EUR)	Ba2	678
275	Ducommun, Inc., Senior Notes, 9.75%, 07/15/18 (g)	B3	282
375	Esterline Technologies, Senior Notes, 7%, 08/01/20	Ba3	397
650	Kratos Defense and Security Solutions, Inc., Senior Notes, 10%, 06/01/17	B3	687
850	Kratos Defense and Security Solutions, Inc., Senior Notes, 10%, 06/01/17 (g)	B3	899
625	Moog, Inc., Senior Notes, 7.25%, 06/15/18	Ba3	658
525	Sequa Corporation, Senior Notes, 11.75%, 12/01/15 (g)	Caa2	557
225	Sequa Corporation, Senior Notes, 13.50%, 12/01/15 (g)	Caa2	244
200	Spirit Aerosystems, Inc., Senior Notes, 7.50%, 10/01/17	Ba3	211
850	Transdigm, Inc., Senior Subordinated Notes, 7.75%, 12/15/18 (g)	B3	893
			6,212
Automobile — 2.60%
158	Affinia Group, Inc., Senior Notes, 10.75%, 08/15/16 (g)	B1	177
325	Allison Transmission, Inc., Senior Notes, 7.125% 05/15/19 (g)	B3	316
1,050	Chrysler Group, LLC, Senior Notes, 8.25%, 06/15/21 (g)	B2	1,032
175	Conti Gummi Finance B.V., Senior Notes, 7.50%, 09/15/17 (g)(EUR)	Ba3	264
400	Conti Gummi Finance B.V., Senior Notes, 8.50%, 0715/15 (g)(EUR)	Ba3	632

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$750	Ford Motor Company, Senior Notes, 7.45%, 07/16/31	Ba3	$851
1,000	Ford Motor Credit Company LLC, Senior Notes, 5.75%, 02/01/21	Ba2	1,003
1,375	Ford Motor Credit Company LLC, Senior Notes, 12%, 05/15/15	Ba2	1,698
50	Goodyear Tire & Rubber Company, Senior Notes, 10.50%, 05/15/16	B1	56
225	Pittsburgh Glass Works, LLC, Senior Notes, 8.50%, 04/15/16 (g)	B2	231
			6,260
Banking — .68%
1,250	Amsouth Bank, N.A, Subordinated Notes, 5.20%, 04/01/15	Ba3	1,212
390	Zions Bancorp, 7.75%, 09/23/14	(e)	425
			1,637
Beverage, Food and Tobacco — 3.23%
1,150	Blue Merger 7.625%, 02/15/19	B3	1,162
400	Bumble Bee Acquistion Company, Senior Notes, 9%, 12/15/17 (g)	B2	404
75	Constellation Brands, Inc., Senior Notes, 8.375%, 12/15/14	Ba2	85
525	Cott Beverages, Inc., Senior Notes, 8.125%, 09/01/18	B3	550
200	Cott Beverages, Inc., Senior Notes, 8.375%, 11/15/17	B3	210
150	Darling International, Inc., Senior Notes, 8.50%, 12/15/18 (g)	B2	162
475	JBS Finance II Ltd., Senior Notes, 8.25%, 01/29/18 (g)	B1	481
500	JBS USA, LLC Senior Notes, 7.25%, 06/01/21 (g)	B1	488

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$425	JBS USA, LLC Senior Notes, 11.625%, 05/01/14	B1	$484
750	Land O'Lakes, 7.45%, 03/15/28 7.45%, 03/15/28 (g)	Ba1	735
900	Michael Foods, Inc., Senior Notes, 9.75%, 07/15/18 (g)	Caa1	961
525	Pinnacle Foods Finance LLC, Senior Notes, 9.25%, 04/01/15	B3	543
125	Pinnacle Foods Finance LLC, Senior Subordinated Notes, 10.625%, 04/01/17	Caa1	133
150	R&R Ice Cream plc, Senior Notes, 8.375%, 11/15/17 (g)(EUR)	B2	213
225	Reddy Ice Holdings, Inc., Senior Notes, 10.50%, 11/01/12	Caa2	225
100	Refresco Group B.V., Senior Notes, 7.375%, 05/15/18 (g)(EUR)	B1	146
250	Smithfield Foods, Inc., Senior Notes, 7.75%, 07/01/17	B3	260
125	Smithfield Foods, Inc., Senior Secured Notes, 10%, 07/15/14	Ba3	145
375	TreeHouse Foods, Inc., Senior Notes, 7.75%, 03/01/18	Ba2	398
			7,785
Broadcasting and Entertainment — 10.19%
650	AMC Entertainment, Inc., Senior Notes, 8.75%, 06/01/19	B1	686
550	AMC Entertainment, Inc., Senior Subordinated Notes, 9.75%, 12/01/20 (g)	Caa1	562
400	Bresnan Broadband Holdings, Senior Notes, 8%, 12/15/18 (g)	B3	418
875	Cablevision Systems Corporation, Senior Notes, 7.75%, 04/15/18	B1	923
350	Cablevision Systems Corporation, Senior Notes, 8%, 04/15/20	B1	375

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$275	Cablevision Systems Corporation, Senior Notes, 8.625%, 09/15/17	B1	$298
325	CCH II, LLC, Senior Notes, 13.50%, 11/30/16	B2	382
600	CCO Holdings, LLC, Senior Notes, 7%, 01/15/19	B1	618
1,200	CCO Holdings, LLC, Senior Notes, 7.25%, 10/30/17	B1	1,242
425	CCO Holdings, LLC, Senior Notes, 7.875%, 04/30/18	B1	449
1,350	Cequel Communications Holdings I, LLC, Senior Notes, 8.625%, 11/15/17 (g)	B3	1,411
150	Cinemark USA, Inc., Senior Notes, 7.375%, 06/15/21 (g)	B3	149
225	Clear Channel Communications, Inc., Senior Notes, 7.25%, 10/15/27	Ca	128
900	Clear Channel Communications, Inc., Senior Notes, 11%, 08/01/16	Ca	801
150	Cyfrowy Polsat Finance AB, Senior Notes, 7.125%, 05/20/18 (g)(EUR)	Ba3	216
475	Dish DBS Corporation, Senior Notes, 6.75%, 06/01/21 (g)	Ba3	487
500	Kabel BS Erste Beteiligu, Senior Notes, 7.50%, 03/15/19 (g)(EUR)	B1	740
200	Lamar Media Corporation, Senior Subordinated Notes, 7.875%, 04/15/18	B1	209
350	Lin Television Corporation, Senior Notes, 8.375%, 04/15/18	Ba3	368
650	Lions Gate Entertainment, Inc., Senior Notes, 10.25%, 11/01/16 (g)	B1	656
350	Musketeer GMBH, Senior Notes, 9.50%, 03/15/21 (g)(EUR)	Caa1	537
825	Nexstar Broadcasting, Inc., Senior Notes, 8.875%, 04/15/17	B3	870

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$125	Odeon & UCI Finco plc, Senior Notes, 9%, 08/1/18 (GBP)	B3	$190
150	Ono Finance II Plc, Senior Notes, 10.875%, 07/15/19 (g)	Caa2	157
500	Regal Cinemas Corporation, Senior Notes, 8.625%, 07/15/19	B2	525
725	Regal Cinemas Corporation, Senior Notes, 9.125%, 08/15/18	B3	750
925	Sinclair Television Group, Inc., Senior Notes, 9.25%, 11/01/17 (g)	Ba3	1,015
2,150	Sirius Satellite Radio, Inc., Senior Notes, 8.75%, 04/01/15 (g)	B2	2,354
250	Sirius XM Radio, Inc., Senior Notes, 9.75%, 09/01/15 (g)	Ba2	275
1,025	Univision Communications, Inc., Senior Notes, 7.875%, 11/01/20 (g)	B2	1,051
1,525	Univision Communications, Inc., Senior Notes, 8.50%, 05/15/21 (g)	Caa2	1,491
550	UPC Germany GMBH, Senior Notes, 8.125%, 12/01/17 (g)	B1	578
500	UPC Holding BV, Senior Notes, 8.375%, 08/15/20 (g)(EUR)	B2	736
525	UPC Holding BV, Senior Notes, 9.875%, 04/15/18 (g)	B2	589
75	Videotron Ltee., Senior Notes, 9.125%, 04/15/18	Ba1	84
250	Virgin Media Finance PLC, Senior Notes, 9.50%, 08/15/16	Ba2	283
350	XM Satellite Radio, Inc., Senior Notes, 7.625%, 11/01/18 (g)	B2	366
1,350	XM Satellite Radio, Inc., Senior Notes, 13%, 08/01/14 (g)	B2	1,583
			24,552

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Building and Real Estate — 5.46%
$700	Associated Materials, Inc., Senior Notes, 9.125%, 11/01/17 (g)	B3	$697
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes, 7.75%, 02/15/19 (g)	B1	281
250	Beazer Homes USA. Inc., Senior Notes, 8.125%, 06/15/16	Caa2	218
350	Beazer Homes USA. Inc., Senior Notes, 9.125%, 06/15/18	Caa2	301
325	Beazer Homes USA. Inc., Senior Notes, 9.125%, 05/15/19 (g)	Caa2	280
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes, 6.625%, 10/15/20	Ba1	514
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes, 11.625%, 06/15/17	Ba2	377
780	Cemex Finance LLC, Senior Notes, 9.50%, 12/14/16 (g)	(e)	809
650	Dycom Investments Inc., Senior Subordinated Notes, 7.125%, 01/15/21 (g)	Ba3	663
800	Gibraltar Industries, Inc., Senior Subordinated Notes, 8%, 12/01/15	B3	807
150	Heidelbergcement Finance, Senior Notes, 8%, 01/31/17 (EUR)	Ba2	236
500	Host Marriott, L.P., Senior Notes, 6.75%, 06/01/16	Ba1	516
200	Masco Corporation, Senior Notes, 6.125%, 10/03/16	Ba2	205
300	Masco Corporation, Senior Notes, 7.125%, 03/15/20	Ba2	309
750	Mercer International, Inc., Senior Notes, 9.50%, 12/01/17	B3	806
525	MPT Operating Partnership, L.P., Senior Notes, 6.875%, 05/01/21 (g)	Ba2	514

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$675	Nortek, Inc., Senior Notes, 8.50%, 04/15/21 (g)	Caa1	$624
375	Nortek, Inc., Senior Notes, 10%, 12/01/18 (g)	Caa1	378
575	Potlach Corporation, Senior Notes, 7.50%, 11/01/19	Ba1	607
725	Reliance Intermediate Holdings, L.P., Senior Notes, 9.50%, 12/15/19 (g)	Ba2	792
450	Rouse Company, LLC, Senior Notes, 6.75%, 11/09/15	(e)	465
725	Shea Homes Limited Partnership, Senior Notes, 8.625%, 05/15/19 (g)	B2	712
200	Standard Pacific Corporation, Senior Notes, 8.375%, 05/15/18	B3	199
400	Standard Pacific Corporation, Senior Notes, 10.75%, 09/15/16	B3	444
525	Texas Industries, Senior Notes, 9.25%, 08/15/20	Caa2	507
150	USG Corporation, Senior Notes, 8.375%, 10/15/18 (g)	B2	146
725	USG Corporation, Senior Notes, 9.75%, 08/01/14 (g)	B2	761
			13,168
Cargo Transport — 2.22%
800	CHC Helicopter S.A., Senior Notes, 9.25%, 10/15/20 (g)	B1	724
870	DP World Ltd., Senior Notes, 6.85%, 07/02/37 (g)	Baa3	829
1,850	DP World Sukuk Limited, Senior Notes, 6.25%, 07/02/17 (g)	Baa3	1,907
300	Florida East Coast Holdings, Senior Notes, 10.50%, 08/01/17 (h)(g)	Caa3	312
375	Florida East Coast Railway Corporation, Senior Notes, 8.125%, 02/01/17 (g)	B3	388
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes, 8%, 02/01/18	Ba2	571

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$130	Kansas City Southern Railway Company, Senior Notes, 13%, 12/15/13	Ba3	$151
450	United Maritime Group, LLC, Senior Notes, 11.75%, 06/15/15	B3	469
			5,351
Chemicals, Plastics and Rubber — 3.64%
225	Compass Minerals International, Inc., Senior Notes, 8%, 06/01/19	Ba2	246
450	Hexion Specialty Chemicals, Inc., Senior Notes, 8.875%, 02/01/18	B3	468
325	Hexion Specialty Chemicals, Inc., Senior Notes, 9%, 11/15/20	(e)	332
175	Huntsman International LLC, Senior Subordinated Notes, 8.625%, 03/15/20	B3	190
1,250	Huntsman International LLC, Senior Subordinated Notes, 8.625%, 03/15/21	B3	1,353
700	Kerling plc, Senior Notes, 10.625%, 02/01/17 (g)(EUR)	B3	1,066
300	Koppers Holdings Inc., Senior Notes, 7.875%, 12/01/19	B1	321
900	Lyondell Chemical Company, Senior Notes, 8%, 11/01/17 (g)	Ba1	1,006
650	Lyondell Chemical Company, Senior Notes, 11%, 05/01/18	Ba3	725
300	Momentive Performance Materials, Inc., Senior Notes, 9%, 01/15/21	Caa1	306
750	Momentive Performance Materials, Inc., Senior Notes, 11.50%, 12/01/16	Caa2	797
325	PolyOne Corporation, Senior Notes, 7.375%, 09/15/20	Ba3	342
275	Rhodia S.A., Senior Notes, 6.875%, 09/15/20 (g)	B1	322
550	Solutia, Inc, Senior Notes, 7.875%, 03/15/20	B1	594

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$550	Solutia, Inc, Senior Notes, 8.75%, 11/01/17	B1	$598
100	Styrolution Group GMBH, Senior Notes, 7.625%, 05/15/16 (g)(EUR)	B2	142
			8,808
Containers, Packaging and Glass — 4.06%
375	AEP Industries, Inc., Senior Notes, 8.25%, 04/15/19 (g)	B2	377
425	Ardagh Glass Group plc, Senior Notes, 7.375%, 10/15/17 (g)	Ba3	435
425	Ball Corporation, Senior Notes, 7.375%, 09/01/19	Ba1	464
250	Boise Paper Holdings LLC, Senior Notes, 8%, 04/01/20	B1	262
375	Boise Paper Holdings LLC, Senior Notes, 9%, 11/01/17	B1	407
425	Bway Holding Company, Senior Notes, 10%, 06/15/18	B3	464
375	Cascades Inc., Senior Notes, 7.75%, 12/15/17	Ba3	391
400	Cascades, Inc., Senior Notes, 7.875%, 01/15/20	Ba3	416
250	Clearwater Paper Corporation, Senior Notes, 7.125%, 11/01/18	Ba3	256
300	Clearwater Paper Corporation, Senior Notes, 10.625%, 06/15/16	Ba3	337
225	Clondalkin Acquisition BV, Senior Notes, 2.247%, 12/15/13 (g)	B1	221
300	Crown Euro Holdings, S.A., Senior Notes, 7.125%, 08/15/18 (g)(EUR)	Ba1	447
425	Exopack Holding Corporation, Senior Notes, 10%, 06/01/18 (g)	Caa1	423

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$525	Graphic Packaging International, Inc., Senior Notes, 7.875%, 10/01/18	B2	$559
600	Graphic Packaging International, Inc., Senior Notes, 9.50%, 06/15/17	B2	657
350	Greif Inc., Senior Notes, 7.75%, 08/01/19	Ba2	379
300	Plastipak Holdings, Inc., Senior Notes, 10.625%, 08/15/19 (g)	B3	344
1,125	Reynolds Group Issuer, Inc., Senior Notes, 7.125%, 04/15/19 (g)	Ba3	1,117
575	Reynolds Group Issuer, Inc., Senior Notes, 9%, 04/15/19 (g)	Caa1	566
200	Sappi Papier Holding GMBH, Senior Notes, 6.265%, 04/15/21 (g)	Ba2	195
800	Solo Cup Company, Senior Notes, 10.50%, 11/01/13	B2	830
225	Verso Paper Holdings LLC, Senior Notes, 11.50%, 07/01/14	Ba2	235
			9,782
Diversified/Conglomerate Manufacturing — 4.67%
500	AGY Holding Corp., Senior Notes, 11%, 11/15/14	B3	483
400	Altra Holdings, Inc., Senior Notes, 8.125%, 12/01/16	B1	432
375	Amsted Industries, Inc., Senior Notes, 8.125%, 03/15/18 (g)	B1	396
1,075	Building Materials Corporation of America, Senior Notes, 6.75%, 05/01/21 (g)	Ba3	1,080
450	Coleman Cable, Inc., Senior Notes, 9%, 02/15/18	B3	468
250	Columbus McKinnon Corporation, Senior Subordinated Notes, 7.875%, 02/01/19	(e)	253
1,100	Commscope, Inc., Senior Notes, 8.25%, 01/15/19 (g)	B3	1,133

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$650	Euramax International, Inc., Senior Notes, 9.50%, 04/01/16 (g)	Caa1	$627
300	Manitowoc Company, Inc., Senior Notes, 8.50%, 11/01/20	B3	321
475	Oshkosh Corporation, Senior Notes, 8.25%, 03/01/17	B2	509
475	Oshkosh Corporation, Senior Notes, 8.50%, 03/01/20	B2	518
750	Pinafore, LLC, Senior Notes, 9%, 10/01/18 (g)	B1	810
650	Ply Gem Industries, Inc., Senior Notes, 8.25%, 02/15/18 (g)	Caa1	626
1,425	RBS Global, Inc., Senior Notes, 8.50%, 05/01/18	Caa1	1,510
700	Sensata Technologies BV, Senior Notes, 6.50%, 05/15/19 (g)	B3	693
450	SPX Corporation, Senior Notes, 6.875%, 09/01/17 (g)	Ba1	481
50	Terex Corporation, Senior Notes, 10.875%, 06/01/16	Ba3	58
475	Terex Corporation, Senior Subordinated Notes, 8%, 11/15/17	B3	482
375	Vulcan Materials, Senior Notes, 7.50%, 06/15/21	Ba1	374
			11,254
Diversified/Conglomerate Service — 9.95%
425	Aguila 3 S.A., Senior Notes, 7.875%, 01/31/18 (g)	B2	431
475	Anixter Inc., Senior Notes, 10%, 03/15/14	Ba2	547
600	Aramark Holdings, Senior Notes, 8.625%, 05/01/16 (g)(h)	B3	611
280	Avis Budget Car Rental LLC, Senior Notes, 7.625%, 05/15/14	B2	284
450	Avis Budget Car Rental LLC, Senior Notes, 9.625%, 03/15/18	B2	483

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$575	CDW Corporation, Senior Notes, 11.50%, 10/12/15	Caa1	$610
25	CDW Corporation, Senior Secured Notes, 8%, 12/15/18 (g)	B2	26
2,300	CDW Corporation, Senior Subordinate Notes, 12.535%, 10/12/17	(e)	2,461
825	CDW Escrow Corporation, Senior Subordinate Notes, 8.50%, 04/01/19 (g)	Caa1	811
400	EC Finance PLC, Senior Notes, 9.75%, 08/01/17 (g)(EUR)	B2	611
625	First Data Corporation, Senior Notes, 7.375%, 06/15/19 (g)	B1	630
800	First Data Corporation, Senior Notes, 8.875%, 08/15/20 (g)	B1	854
3,450	First Data Corporation, Senior Notes, 12.625%, 01/15/21 (g)	Caa1	3,692
1,350	First Data Corporation, Senior Subordinated Notes, 11.25%, 03/31/16	Caa2	1,333
475	FTI Consulting Inc., Senior Notes, 6.75%, 10/01/20	Ba2	476
250	FTI Consulting Inc., Senior Notes, 7.75%, 10/01/16	Ba2	256
400	Garda World Security Corporation, Senior Notes, 9.75%, 03/15/17 (g)	B2	430
575	GTP Acquisition Partners, Senior Notes, 7.628%, 06/15/41 (g)	Ba3	575
475	Goodman Networks, Inc., Senior Notes, 12.125%, 07/01/18 (g)	B2	473
400	Hertz Holdings Netherlands B.V., Senior Notes, 8.50%, 07/31/15 (g)(EUR)	B1	608
225	Interline Brands, Inc., Senior Notes, 7%, 11/15/18	B2	227
600	iPayment, Inc., Senior Notes, 10.25%, 06/15/18 (g)	B3	595
175	Labco S.A.S., Senior Notes, 8.50%, 01/15/18 (g)(EUR)	B3	257

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$200	Lender Processing Services, Inc., Senior Notes, 8.125%, 07/01/16	Ba2	$196
925	Mac Gray Corporation, Senior Notes, 7.625%, 08/15/15	B3	944
350	Maxim Crane Works, L.P., Senior Notes, 12.25%, 04/15/15 (g)	Caa1	352
550	RSC Equipment, Inc., Senior Notes, 8.25%, 02/01/21	Caa1	549
475	Syniverse Holdings, Senior Notes, 9.125%, 01/15/19 (g)	Caa1	492
150	Travelport LLC, Senior Notes, 11.875%, 09/01/16	Caa2	129
1,400	United Rentals North America, Inc., Senior Notes, 10.875%, 06/15/16	B2	1,561
425	United Rentals North America, Inc., Senior Subordinated Notes, 8.375%, 09/15/20	Caa1	427
525	US Food Service Corporation, Senior Notes, 8.50%, 06/30/19 (g)	Caa2	508
525	West Corporation, Senior Notes, 7.875%, 01/15/19 (g)	B3	512
1,025	West Corporation, Senior Notes, 8.625%, 10/01/18 (g)	B3	1,033
			23,984
Electronics — 2.69%
475	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 08/01/20	Ba3	490
175	Advanced Micro Devices, Inc., Senior Notes, 8.125%, 12/15/17	Ba3	182
250	Aspect Software, Inc., Senior Notes, 10.625%, 05/7/17	Caa1	267
260	Bankrate Inc., Senior Notes, 11.75%, 07/15/15 (g)	B1	296
400	Eagle Parent, Inc., Senior Notes, 8.625%, 05/01/19 (g)	Caa1	395
525	Fidelity National Information Services, Inc., Senior Notes, 7.625%, 07/15/17	Ba2	559

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$325	Fidelity National Information Services, Inc., Senior Notes, 7.875%, 07/15/20	Ba2	$346
350	Freescale Semiconductor, Inc., Senior Notes, 10.125%, 03/15/18 (g)	B1	389
875	iGATE Corporation, Senior Notes, 9%, 05/01/16 (g)	B2	879
575	Jabil Circuit, Inc., Senior Notes, 7.75%, 07/15/16	Ba1	630
375	JDA Software Group, Inc., Senior Notes, 8%, 12/15/14	B1	410
750	MEMC Electronic Materials, Inc., Senior Notes, 7.75%, 04/01/19 (g)	B1	727
400	NXP B.V., Senior Notes, 9.75%, 08/01/18 (g)	B3	448
217	Seagate Technology International, Inc., Senior Notes, 10%, 05/01/14 (g)	Baa3	253
225	Softbrands, Senior Notes, 11.50%, 07/15/18 (g)	Caa1	207
			6,478
Finance — 8.79%
600	Aircastle Limited, Senior Notes, 9.75%, 08/01/18	Ba3	663
200	Ally Financial, Inc., Senior Notes, 6.25%, 12/01/17 (g)	B1	199
775	Ally Financial, Inc., Senior Notes, 7.50%, 09/15/20	B1	814
725	Ally Financial, Inc., Senior Notes, 8%, 11/01/31	B1	785
750	American International Group., Senior Notes, 6.25%, 03/15/37	Baa2	681
1,650	CIT Group, Inc., Senior Notes, 6.625%, 04/01/18 (g)	B2	1,724
500	CIT Group, Inc., Senior Notes, 7%, 05/01/17	B2	499
1,200	Discover Financial Services, Senior Notes, 10.25%, 07/15/19	Ba1	1,550
400	E*Trade Financial Corporation, Senior Notes, 6.75%, 06/01/16	B2	393

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$475	E*Trade Financial Corporation, Senior Notes, 7.875%%, 12/01/15	B2	$476
2,198	E*Trade Financial Corporation, Senior Notes, 12.50%, 11/30/17	(e)	2,577
350	General Motors Financial Company, Inc., Senior Notes, 6.75%, 06/01/18 (g)	B1	350
350	International Lease Finance Corporation, Senior Notes, 5.75%, 05/15/16	B1	345
1,150	International Lease Finance Corporation, Senior Notes, 8.25%, 12/15/20	B1	1,248
1,400	International Lease Finance Corporation, Senior Notes, 8.875%, 09/01/17	B1	1,537
1,875	Nuveen Investments, Inc., Senior Notes, 5.50%, 09/15/15	Caa2	1,669
1,200	Nuveen Investments, Inc., Senior Notes, 10.50%, 11/15/15	Caa2	1,233
575	Nuveen Investments, Inc., Senior Notes, 10.50%, 11/15/15 (g)	Caa2	591
475	PHH Corporation, Senior Notes, 9.25%, 03/01/16	Ba2	520
225	Provident Funding Associates, L.P., Senior Notes, 10.125%, 02/15/19 (g)	B2	228
575	Provident Funding Associates, L.P., Senior Notes, 10.25%, 04/15/17 (g)	Ba3	632
1,100	SLM Corporation, Senior Medium Term Notes, 8.45%, 06/15/18	Ba1	1,185
950	Springleaf Finance Corporation, Senior Medium Term Notes, 6.90%, 12/15/17	B3	872
475	Synovus Financial Corporation, Subordinate Notes, 5.125%, 06/15/17	B3	418
			21,189

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Groceries — .22%
$500	Susser Holdings LLC, Senior Notes, 8.50%, 05/15/16	B2	$525
Healthcare, Education and Childcare — 8.50%
125	Accellent, Inc. Senior Notes, 8.375%, 02/01/17	B1	129
1,050	Accellent, Inc Senior Subordinated Notes, 10%, 11/01/17	Caa2	1,024
1,500	Biomet, Inc., Senior Notes, 10.375%, 10/15/17	B3	1,657
475	Biomet, Inc., Senior Subordinated Notes, 11.625%, 10/15/17	Caa1	527
525	Capella Healthcare Inc., Senior Notes, 9.25%, 07/01/17 (g)	B3	557
925	CHS/Community Health Systems, Inc., Senior Notes, 8.875%, 07/15/15	B3	953
175	Crown NewCo 3, Senior Secured Notes, 7%, 02/15/18 (g)(GBP)	B1	268
525	Davita, Inc., Senior Notes, 6.375%, 11/01/18	B2	528
600	Davita, Inc., Senior Notes, 6.625%, 11/01/20	B2	612
375	Giant Funding Corporation, Senior Notes, 8.25%, 02/01/18 (g)	B3	383
75	HCA, Inc., Senior Notes, 9.25%, 11/15/16	B2	80
550	HCA, Inc., Senior Secured Notes, 8.50%, 04/15/19	Ba2	608
250	HCA, Inc., Senior Secured Notes, 9.625%, 11/15/16	B2	265
98	HCA, Inc., Senior Secured Notes, 9.875%, 02/15/17	B2	109
825	Iasis Healthcare Capital 8.375%, 05/15/19 (g)	Caa1	841
600	Inventive Health Inc., Senior Notes, 10%, 08/15/18 (g)	Caa2	591
425	Inventive Health Inc., Senior Notes, 10%, 08/15/18 (g)	Caa2	404

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$725	Kindred Healthcare, Inc., Senior Notes, 8.25%, 06/01/19 (g)	B3	$720
250	LifePoint Hospitals, Inc., Senior Notes, 6.625%, 10/01/20	Ba1	259
475	MedAssets, Inc., Senior Notes, 8%, 11/15/18 (g)	B3	477
900	Multiplan, Inc., Senior Notes, 9.875%, 09/01/18 (g)	Caa1	956
350	Mylan Inc., Senior Notes, 7.625%, 07/15/17 (g)	Ba3	383
525	Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, 04/15/17	B3	525
900	Tenet Healthcare Corporation, Senior Notes, 8%, 08/01/20	Caa1	918
875	Tenet Healthcare Corporation, Senior Notes, 8.875%, 07/01/19	B1	969
875	United Surgical Partners International, Inc., Senior Subordinated Notes, 8.875%, 05/01/17	Caa1	910
175	Universal Health Services, Inc., Senior Notes, 7%, 10/01/18	B1	180
450	Universal Hospital Services, Inc., Senior Secured Notes, 3.778%, 06/01/15	B3	432
200	Universal Hospital Services, Inc., Senior Secured Notes, 8.50%, 06/01/15	B3	206
425	Valeant Pharmaceuticals, International, Senior Notes, 6.75%, 10/01/17 (g)	Ba3	415
625	Valeant Pharmaceuticals, International, Senior Notes, 6.875%, 12/01/18 (g)	Ba3	610
625	Valeant Pharmaceuticals, International, Senior Notes, 7%, 10/01/20 (g)	Ba3	600

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$425	Vanguard Health Holding Company II, LLC, Senior Notes, 7.75%, 02/01/19	B3	$431
375	Vanguard Health Holding Company II, LLC, Senior Notes, 8%, 02/01/18	B3	383
900	Vanguard Health Systems, Inc., Senior Discount Notes, Zero Coupon, 02/01/16	Caa1	588
975	Warner Chilcott Company, LLC, Senior Notes, 7.75%, 09/15/18 (g)	B3	987
			20,485
Hotels, Motels, Inns and Gaming — 4.18%
700	American Casinos, Inc., Senior Notes, 7.50%, 04/15/21 (g)	B3	721
500	Cirsa Funding Luxembourg S.A., Senior Notes, 8.75%, 05/15/18 (g)(EUR)	B3	743
650	Codere Finance (Luxembourg) S.A., Senior Notes, 8.25%, 06/15/15 (g)(EUR)	B2	954
325	Downstream Development Authority, Senior Notes, 10.50%, 07/01/19 (g)	B3	323
325	Harrah's Escrow Corporation, Senior Notes, 10%, 12/15/18	(e)	294
1,875	Harrah's Escrow Corporation, Senior Notes, 11.25%, 06/01/17	B3	2,072
200	MGM Mirage, Senior Notes, 9%, 03/15/20	Ba3	219
375	MGM Mirage, Senior Notes, 10.375%, 05/15/14	Ba3	426
400	MGM Mirage, Senior Notes, 13%, 11/15/13	Ba3	476
425	MGM Resorts International, Senior Notes, 10%, 11/01/16 (g)	Caa1	452
1,100	MGM Resorts International, Senior Notes, 11.125%, 11/15/17	Ba3	1,254

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$125	MGM Resorts International, Senior Notes, 11.375%, 03/01/18	Caa1	$141
475	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.625%, 08/01/17	B1	508
325	Seminole Tribe of Florda, Senior Notes, 7.75%, 10/01/17 (g)	Ba1	334
475	Seneca Gaming Corporation, Senior Notes, 8.25%, 12/01/18 (g)	B1	492
225	Sheraton Holding Corporation, Senior Notes, 7.375%, 11/15/15	Ba1	255
375	Wynn Las Vegas LLC, Senior Notes, 7.875%, 11/01/17	(e)	410
			10,074
Insurance — 1.54%
925	Financial Security Assurance Holdings Ltd., Junior, Subordinated Debentures, 6.40%, 12/15/66 (g)	Baa1	698
750	Hub International Limited, Senior Notes, 9%, 12/15/14 (g)	B3	765
1,775	Hub International Limited, Senior Subordinated Notes, 10.25%, 06/15/15 (g)	Caa1	1,811
425	USI Holdings Corporation, Senior Subordinated Notes, 9.75%, 05/15/15 (g)	Caa1	425
			3,699
Leisure, Amusement and Entertainment — 2.19%
525	Cedar Fair LP, Senior Notes, 9.125%, 08/01/18	B2	563
175	Easton Bell Sports Inc., Senior Notes, 9.75%, 12/01/16	B2	192
950	Manchester United Finance plc, Senior Notes, 8.375%, 02/01/17 (g)	(e)	1,017
225	NCL Corporation, Senior Notes, 9.50%, 11/15/18 (g)	Caa1	238

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$700	NCL Corporation, Senior Notes, 11.75%, 11/15/16	B2	$808
200	Palace Entertainment Holdings LLC, Senior Notes, 8.875%, 04/15/17 (g)	B2	201
450	Speedway Motorsports, Inc., Senior Notes, 8.75%, 06/01/16	Ba2	487
775	Ticketmaster, Senior Notes, 10.75%, 08/01/16	B3	843
575	Universal City Development Partners, Ltd., Senior Notes, 8.875%, 11/15/15	Baa2	638
250	Universal City Development Partners, Ltd., Senior Notes, 10.875%, 11/15/16	Baa2	297
			5,284
Mining, Steel, Iron and Non-Precious Metals — 6.53%
525	AK Steel Corporation, Senior Notes, 7.625%, 05/15/20	Ba3	539
525	Algoma Acquisition Corporation, 9.875%, 06/15/15 (g)	Caa2	479
575	Alrosa Finance S.A., Senior Notes, 7.75%, 11/03/20 (g)	Ba3	624
250	Arch Coal, Inc., Senior Notes, 8.75%, 08/01/16	B1	270
975	Consol Energy, Inc., Senior Notes, 8%, 04/01/17	B1	1,060
400	Consol Energy, Inc., Senior Notes, 8.25%, 04/01/20	B1	434
850	FMG Resources Pty. Ltd., Senior Notes, 7%, 11/01/15 (g)	B1	866
725	Foresight Energy LLC, Senior Notes, 9.625%, 08/15/17 (g)	Caa1	774
525	JMC Steel Group, Inc., Senior Notes, 8.25%, 03/15/18 (g)	B3	533
675	McJunkin Red Man Corporation, Senior Notes, 9.50%, 12/15/16 (g)	B3	692
550	Metals USA, Inc., Senior Secured Notes, 11.125%, 12/01/15	B3	579
250	Mirabela Nickel Ltd., Senior Notes, 8.75%, 04/15/18 (g)	B2	246

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$600	New World Resources N.V., Senior Notes, 7.875%, 05/01/18 (g)(EUR)	Ba3	$896
425	Novelis, Inc., Senior Notes, 8.75%, 12/15/20	B2	458
425	Patriot Coal Corporation, Senior Notes, 8.25%, 04/30/18	B3	440
3,075	Ryerson Holding Corporation, Senior Secured Notes, 16.50%, 02/01/15 (b)	Caa3	1,645
1,225	Ryerson Inc., Senior Secured Notes, 12%, 11/01/15	Caa1	1,302
625	Severstal Columbus LLC, Senior Notes, 10.25%, 02/15/18	B3	692
475	Steel Dynamics, Inc., Senior Notes, 7.625%, 03/15/20	Ba2	504
50	Steel Dynamics, Inc., Senior Notes, 7.75%, 04/15/16	Ba2	52
350	Thomson Creek Metals Company Inc., Senior Notes, 7.375%, 06/01/18 (g)	B3	343
1,125	Tube City IMS Corporation., Senior Subordinated Notes, 9.75%, 02/01/15	Caa1	1,164
350	Vedanta Resources, Plc, Senior Notes, 8.25%, 06/07/21 (g)	Ba2	352
725	Vedanta Resources, Plc, Senior Notes, 9.50%, 07/18/18 (g)	Ba2	782
			15,726
Oil and Gas — 14.13%
775	Alta Mesa Holdings, L.P., Senior Notes, 9.625%, 10/15/18 (g)	B3	775
380	Anadarko Petroleum Corporation, Senior Notes, 8.70%, 03/15/19	Ba1	483
1,425	Antero Resources Corporation, Senior Notes, 9.375%, 12/01/17	B3	1,525

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$300	Berry Petroleum Company, Senior Notes, 6.75%, 11/01/20	B2	$302
450	Berry Petroleum Company, Senior Notes, 10.25%, 06/01/14	B2	513
525	Bill Barrett Corporation, Senior Notes, 9.875%, 07/15/16	B1	587
225	Calumet Specialty Products Partners, L.P., Senior Notes, 9.375%, 05/01/19 (g)	B3	229
1,000	CGG Veritas, Senior Notes, 6.50%, 06/01/21 (g)	Ba3	961
225	Chesapeake Energy Corp., Senior Notes, 6.625%, 08/15/20	Ba3	236
975	Chesapeake Energy Corp., Senior Notes, 9.50%, 02/15/15	Ba3	1,131
300	Concho Resources, Inc., Senior Notes, 7%, 01/15/21	B3	306
750	Concho Resources, Inc., Senior Notes, 8.625%, 10/01/17	B3	808
950	Connacher Oil and Gas Limited, Senior Notes, 8.50%, 08/01/19, (g)	Caa2	893
400	Continental Resources, Senior Notes, 7.125%, 04/01/21	B1	422
772	Denbury Resources Inc., Senior Subordinated Notes, 8.25%, 02/15/20	B1	841
575	Denbury Resources Inc., Senior Subordinated Notes, 9.75%, 03/01/16	B1	640
100	El Paso Corporation, Senior Notes, 7.75%, 01/15/32	Ba3	118
50	El Paso Corporation, Senior Notes, 7.80%, 08/01/31	Ba3	59
125	Encore Acquisition Company, Senior Subordinated Notes, 9.50%, 05/01/16	B1	139

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$1,325	Energy Transfer Equity, L.P., Senior Notes, 7.50%, 10/15/20	Ba2	$1,411
1,075	Exterran Holdings, Inc., Senior Notes, 7.25%, 12/01/18 (g)	Ba3	1,088
1,375	Ferrellgas, L.P., Senior Notes, 6.50%, 05/01/21 (g)	Ba3	1,292
120	Forest Oil Corp., Senior Notes, 7.25%, 06/15/19	B1	122
975	GenOn Escrow Corporation, Senior Notes, 9.50%, 10/15/18	B3	1,007
650	Global Geophysical Services, Senior Notes, 10.50%, 05/01/17	B3	679
625	Goodrich Petroleum Corporation, Senior Notes, 8.875%, 03/15/19 (g)	Caa1	625
600	Helix Energy Solutions Group, Inc., Senior Notes, 9.50%, 01/15/16 (g)	B3	617
100	Inergy, L.p., Senior Notes, 6.875%, 08/01/21 (g)	Ba3	100
625	Inergy, L.p., Senior Notes, 7%, 10/01/18	Ba3	631
309	Inergy, L.p., Senior Notes, 8.75%, 03/01/15	Ba3	329
950	MEG Energy Corporation, Senior Notes, 6.50%, 03/15/21 (g)	B3	950
710	Newfield Exploration Company, Senior Subordinated Notes, 6.875%, 02/01/20	Ba2	751
525	Niska Gas Storage US, LLC, Senior Notes, 8.875%, 03/15/18	B1	553
325	Oasis Petroleum, Inc., Senior Notes, 7.25%, 02/01/19 (g)	Caa1	318
450	Offshore Group Investment Ltd., Senior Notes, 11.50%, 08/01/15	B3	483
125	Offshore Group Investment Ltd., Senior Notes, 11.50%, 08/01/15 (g)	B3	134

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$650	OGX Petroleo e Gas Participacoes SA, Senior Notes, 8.50%, 06/01/18 (g)	B1	$663
375	Penn Virginia Corporation, Senior Notes, 7.25%, 04/15/19	B2	362
500	Penn Virginia Corporation, Senior Notes, 10.375%, 06/15/16	B2	548
325	Penn Virginia Resources Partners, L.P., Senior Notes, 8.25%, 04/15/18	B2	337
1,000	PetroHawk Energy Corporation, Senior Notes, 7.25%, 08/15/18	B3	1,025
350	PetroHawk Energy Corporation, Senior Notes, 10.50%, 08/01/14	B3	392
1,100	PetroPlus Finance Ltd., Senior Notes, 9.375%, 09/15/19 (g)	B2	1,083
600	Plains Exploration and Production Company, Senior Notes, 10%, 03/01/16	B1	673
500	Precision Drilling Corporation, Senior Notes, 6.625%, 11/15/20	Ba2	509
450	Quicksilver Resources, Inc., Senior Notes, 9.125%, 08/15/19	B2	484
1,000	Quicksilver Resources, Inc., Senior Notes, 11.75%, 01/01/16	B2	1,140
825	Range Resources Corporaiton, Senior Subordinated Notes, 6.75%, 08/01/20	Ba3	848
375	RDS Ultra-Deep Water, Ltd., Senior Notes, 11.875%, 03/15/17 (g)	B3	407
450	Regency Energy Partners, L.P., Senior Notes, 6.875%, 12/01/18	B1	466
550	SandRidge Energy, Inc., Senior Notes, 7.50%, 03/15/21 (g)	B3	557

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$275	SandRidge Energy, Inc., Senior Notes, 8%, 06/01/18 (g)	B3	$277
375	SESI LLC, Senior Notes, 6.375%, 05/01/19 (g)	Ba3	366
225	SM Energy Company, Senior Notes, 6.625%, 02/15/19 (g)	B1	225
650	Swift Energy Company, Senior Notes, 8.875%, 01/15/20	B3	695
25	Tesoro Corporation, Senior Notes, 9.75%, 06/01/19	Ba1	28
825	Unit Corporation, Senior Subordinated Notes, 6.625%, 05/15/21	B3	820
75	Whiting Petroleum Corporation, Senior Subordinated Notes, 6.50% 10/01/18	Ba3	77
			34,040
Personal, Food and Miscellaneous Services — 2.29%
400	Central Garden & Pet Company, Senior Subordinated Notes, 8.25%, 03/01/18	B2	413
1,000	DineEquity, Inc., Senior Notes, 9.50%, 10/30/18 (g)	B3	1,085
390	Dunkin' Finance Corporation, Senior Notes, 9.625%, 12/01/18 (g)	Caa2	393
850	O'Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	B3	850
500	OSI Restaurant Partners, Inc., Senior Notes, 10%, 06/15/15	Caa3	521
1,125	Realogy Corporation, Senior Notes, 11.50%, 04/15/17	(e)	1,142
1,000	Wendy's International Holdings, LLC, Senior Notes, 10%, 07/15/16	B3	1,107
			5,511
Personal Non-Durable Consumer Products — .54%
200	Acco Brands Corporation, Senior Notes, 10.625%, 03/15/15	B1	223

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$250	Jarden Corporation, Senior Notes, 8%, 05/01/16	Ba3	$272
575	Ontex IV, S.A., Senior Notes, 7.50%, 04/15/18 (g)(EUR)	Ba3	803
			1,298
Personal Transportation — 1.94%
500	American Airlines, Inc., Senior Notes, 7.50%, 03/15/16 (g)	B2	489
1,450	Continental Airlines, Inc., Senior Notes, 6.75%, 09/15/15 (g)	Ba2	1,457
190	Continental Airlines, Inc., Senior Notes, 7.25%, 05/10/21	Baa2	204
134	Continental Airlines, Inc., Senior Notes, 9.25%, 05/10/17	Ba2	141
584	Delta Airlines, Inc., Senior Notes, 9.50%, 09/15/14 (g)	Ba2	622
1,275	Delta Airlines, Inc., Senior Notes, 12.25%, 03/15/15 (g)	B2	1,418
185	Northwest Airlines 7.575%, 03/01/19	(e)	192
150	United Airlines, Inc., Senior Notes, 12%, 11/01/13 (g)	B3	160
			4,683
Printing and Publishing — 1.24%
380	AMO Escrow Corporation, Senior Notes, 11.50%, 12/15/17 (g)	B2	409
750	McClatchy Company, Senior Notes, 11.50%, 02/15/17	B1	799
228	Nielsen Finance LLC, Senior Notes, 11.50%, 05/01/16	B2	266
717	Nielsen Finance LLC, Senior Notes, 11.625%, 02/01/14	B2	835
650	Readers Digest Association, Senior Notes, 9.50%, 02/15/17	B1	671
			2,980
Retail Stores — 3.84%
800	Claire's Escrow Corporation, Senior Notes, 8.875%, 03/15/19 (g)	Caa3	752

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$184	Claire's Stores, Inc., Senior Notes, 9.625%, 06/01/15 (h)	Caa3	$181
625	J. Crew Group, Senior Notes, 8.125%, 03/01/19 (g)	Caa1	606
800	Michaels Stores, Inc., Senior Notes, 7.75%, 11/01/18 (g)	Caa1	794
1,025	Michaels Stores, Inc., Subordinated Notes, 13%, 11/01/16 (b)	Caa2	1,058
425	Needle Merger Corporation, Senior Notes, 8.125%, 03/15/19 (g)	Caa1	429
325	Netflix, Inc., Senior Notes, 8.50%, 11/15/17	Ba2	364
100	Penney (J.C.) Corporation, Inc., Senior Notes, 7.125%, 11/15/23	Ba1	104
500	QVC, Inc., Senior Notes, 7.125%, 04/15/17 (g)	Ba2	527
1,050	QVC, Inc., Senior Notes, 7.50%, 10/01/19 (g)	Ba2	1,116
575	Radio Shack Corporation, Senior Notes 6.75%, 05/15/19 (g)	Ba2	555
100	Rite Aid Corporation, Senior Notes, 8%, 08/15/20	B3	108
750	Rite Aid Corporation, Senior Notes, 8.625%, 03/01/15	Caa3	703
150	Rite Aid Corporation, Senior Notes, 9.50%, 06/15/17	Caa3	138
600	Rite Aid Corporation, Senior Notes, 10.25%, 10/15/19	Caa2	666
250	Rite Aid Corporation, Senior Notes, 10.375%, 07/15/16	Caa2	268
400	Toys 'R' Us Delaware, Inc., Senior Notes, 7.375%, 10/15/18	B3	386
475	Toys 'R' Us Property Company II, LLC, Senior Notes, 8.50%, 12/01/17	Ba1	492
			9,247
Telecommunications — 15.13%
325	Avaya, Inc., Senior Notes, 7%, 04/01/19 (g)	B1	316

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$100	Avaya, Inc., Senior Notes, 9.75%, 11/01/15	Caa2	$102
2,250	Avaya, Inc., Senior Notes, 10.125%, 11/01/15	Caa2	2,301
400	Cincinnati Bell Inc., Senior Notes, 7%, 02/15/15	B2	405
1,550	Clearwire Communications LLC, Senior Secured Notes, 12%, 12/01/15 (g)	B2	1,666
725	Clearwire Communications LLC, Senior Secured Notes, 12%, 12/01/17 (g)	Caa2	761
100	Cricket Communications, Inc., Senior Notes, 7.75%, 05/15/16	Ba2	106
950	Cricket Communications, Inc., Senior Notes, 7.75%, 10/15/20 (g)	B3	917
775	Cricket Communications, Inc., Senior Notes, 10%, 07/15/15	B3	829
500	Crown Castle International Corporation, Senior Notes, 9%, 01/15/15	B1	543
700	Digicel Limited, Senior Notes, 8.25%, 09/01/17 (g)	B1	730
350	Digicel Limited, Senior Notes, 8.875%, 01/15/15 (g)	Caa1	357
900	Digicel Limited, Senior Notes, 10.50%, 04/15/18 (g)	Caa1	1,004
325	Earthlink Inc., Senior Notes, 8.875%, 05/15/19 (g)	B2	294
775	EH Holdings Corporation, Senior Notes, 6.50%, 06/15/19 (g)	Ba3	789
775	EH Holdings Corporation, Senior Notes, 7.625%, 06/15/21 (g)	B3	790
475	Equinix, Inc., Senior Notes, 8.125%, 03/01/18	Ba2	518
450	GCI, Inc., Senior Notes, 6.75%, 06/01/21 (g)	B2	450
225	Geoeye, Inc., Senior Notes, 9.625%, 10/01/15	Ba3	253
1,175	Intelsat Bermuda Ltd., Senior Notes, 11.50%, 02/04/17 (g)	Caa3	1,269

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$800	Intelsat Corporation, Senior Notes, 7.25%, 04/01/19 (g)	B3	$794
800	Intelsat Jackson Holdings Ltd., Senior Notes, 7.25%, 10/15/20 (g)	B3	794
2,750	Intelsat (Luxembourg) S.A., Senior Notes, 11.25%, 02/04/17	Caa3	2,943
525	Level 3 Communications, Inc., Senior Notes, 11.875%, 02/01/19 (g)	Caa3	575
325	Level 3 Escrow, Inc., Senior Notes, 8.125%, 07/01/19 (g)	Caa1	327
1,000	Level 3 Financing, Inc., Senior Notes, 9.375%, 04/01/19 (g)	Caa1	1,040
1,050	MetroPCS Wireless, Inc., Senior Notes, 7.875%, 09/01/18	B2	1,110
525	Nextel Communications, Senior Notes, 5.95%, 03/15/14	Ba3	524
1,075	Nextel Communications, Senior Notes, 7.375%, 08/01/15	Ba3	1,074
600	NII Capital Corporation, Senior Notes, 7.625, 04/01/21	B2	625
375	NII Capital Corporation, Senior Notes, 8.875%, 12/15/19	B2	415
250	NII Capital Corporation, Senior Notes, 10%, 08/15/16	B2	287
675	Paetec Holding Corporation, Senior Notes, 8.875%, 06/30/17	Ba3	710
425	Sable International Finance Limited, Senior Notes, 7.75%, 02/15/17 (g)	Ba2	430
75	Satelites Mexicanos, S.A. de C.V., Senior Notes, 9.50%, 05/15/17 (g)	B3	76

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$50	SBA Telecommunications, Inc., Senior Notes, 8%, 08/15/16	B1	$53
725	SBA Telecommunications, Inc., Senior Notes, 8.25%, 08/15/19	B1	774
525	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	B1	499
1,125	Sprint Capital Corporation, Senior Notes, 8.75%, 03/15/32	B1	1,218
2,000	Sprint Nextel Corporation, Senior Notes, 8.375%, 08/15/17	B1	2,190
1,550	Telesat Canada, Senior Notes, 11%, 11/01/15	Caa1	1,686
575	Telesat Canada, Senior Subordinated Notes, 12.50%, 11/01/17	Caa1	677
475	Trilogy International Partners, LLC, Senior Notes, 10.25%, 08/15/16 (g)	Caa1	490
275	ViaSat, Inc., Senior Notes, 8.875%, 09/15/16	B1	295
875	Wind Acquistion Finance S.A., Senior Notes, 11.75%, 07/15/17 (g)	B2	993
775	Wind Acquistion Holdings Finance S.A., Senior Notes, 7.25%, 02/15/18 (g)	Ba2	810
565	Wind Acquistion Holdings Finance S.A., Senior Notes, 12.25%, 07/15/17 (g)(h)	B3	649
			36,458
Textiles and Leather — .66%
950	Hanesbrands, Inc., Senior Notes, 6.375%, 12/15/20	B1	919
500	Levi Strauss & Co., Senior Notes, 7.625%, 05/15/20	B2	500
175	Levi Strauss & Co., Senior Notes, 8.875%, 04/01/16	B2	181
			1,600

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Utilities — 3.67%
$350	AES Corporation, Senior Notes, 7.375%, 07/01/21 (g)	B1	$356
1,300	AES Corporation, Senior Notes, 9.75%, 04/15/16	B1	1,472
2,025	Calpine Corporation, Senior Notes, 7.50%, 02/15/21 (g)	B1	2,071
500	Dubai Electricity and Water, Senior Notes, 7.375%, 10/21/20 (g)	Ba2	512
1,175	NRG Energy, Inc., Senior Notes, 7.625%, 01/15/18 (g)	B1	1,184
1,000	PNM Resources, Inc., Senior Notes, 9.25%, 05/15/15	Ba2	1,115
150	RRI Energy, Inc., Senior Notes, 7.875%, 06/15/17	B3	149
800	Texas Competitive Electric Holdings, Company, LLC Senior Notes, 10.25%, 11/01/15	Caa3	480
425	Texas Competitive Electric Holdings, Company, LLC Series B, Senior Notes, 10.25%, 11/01/15	Caa3	255
1,025	Texas Competitive Electric Holdings, Company, LLC 11.50%, 10/01/20 (g)	B2	1,010
200	Tokyo Electric Power Company, Inc., Senior Notes, 4.50%, 03/24/14 (EUR)	Ba2	245
			8,849
	Total Corporate Debt Securities (Total cost of $293,278)		306,919
CONVERTIBLE DEBT SECURITIES — .16%
Telecomunications — .16%
450	Clearwire Communications LLC, Senior Secured Notes, 8.25%, 12/01/40 (g)	(e)	392
	Total Convertible Debt Securities (Total cost of $496)		392

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
SOVEREIGN DEBT — .47%
$900	Ireland, Government of, Treasury Bonds, 5%, 04/18/13 (EUR)	Baa3	$1,142
	Total Sovereign Debt (Total cost of $1,220)		1,142
Shares
PREFERRED STOCK — 3.63% (d)
Automobile — .42%
20,650	General Motors Corporation, 4.75%, Convertible	(e)	1,006
Broadcasting and Entertainment — .16%
495	Spanish Broadcasting System, Inc., 10.75% (a)	Caa3	381
Containers, Packaging and Glass — 0%
1,975	Smurfit-Stone Container Corporation, 7%, (c)(f) ESC		—
Electronics — 1.09%
2,675	Lucent Technologies Capital Trust I, Convertible, 7.75%	B3	2,638
Finance — 1.76%
2,275	Ally Financial, Inc., 7% (g)	B3	2,138
65,600	Ally Financial, Inc., 8.50%	Caa1	1,642
17,525	GMAC Capital Trust	(e)	449
			4,229
Hotels, Motels, Inns and Gaming — .20%
4,400	Las Vegas Sands Corporation, 10%	(e)	494
	Total Preferred Stock (Total cost of $7,730)		8,748
COMMON STOCK — .35% (d)
15,325	Ameristar Casinos, Inc,		363
29,400	Ares Capital Corporation		473
	Total Common Stock (Total cost of $841)		836
	TOTAL INVESTMENTS (Total cost of $303,565)		$318,037

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2011 (Unaudited) — Continued (Dollar Amounts in Thousands)

(a)  Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)  Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)  Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2011 was $0.

(d)  Percentages indicated are based on total net assets to common shareholders of $240,989.

(e)  Not rated.

(f)  Non-income producing.

(g)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $139,801 as of June 30, 2011.

(h)  Pay-In-Kind

(EUR)  Euro

(GBP)  British Pound

ESC  Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)
(Dollars in thousands, except per share amounts)

Assets:
INVESTMENTS IN SECURITIES, at value (Identified cost of $303,565 see Schedule of Investments and Notes 1 and 2)	$318,037
CASH	3,550
RECEIVABLES:
Investment securities sold	2,432
Interest and dividends	6,277
PREPAID EXPENSES	68
UNREALIZED GAIN ON FORWARD CURRENCY EXCHANGE CONTRACTS (Notes 1 and 10)	169
Total assets	$330,533
Liabilities:
PAYABLES:
Investment securities purchased	$3,625
Dividend on common stock	153
Dividend on preferred stock	5
ACCRUED EXPENSES (Note 3)	336
Total liabilities	$4,119
Auction Term Preferred Stock:
$1.00 par value, 1,000,000 shares authorized, 3,417 shares issued and outstanding, liquidation preference of $25,000 per share (Notes 4 and 5)	$85,425
Net Assets	$240,989
Represented By:
COMMON STOCK:
$0.01 par value, 40,000,000 shares authorized, 23,064,128 shares issued and outstanding	$231
CAPITAL IN EXCESS OF PAR VALUE	265,450
UNDISTRIBUTED NET INVESTMENT INCOME (Note 2)	3,796
ACCUMULATED NET REALIZED LOSS FROM SECURITIES TRANSACTIONS (Note 2)	(43,129)
NET UNREALIZED APPRECIATION ON INVESTMENTS AND FORWARD CURRENCY EXCHANGE CONTRACTS	14,641
Net Assets Applicable To Common Stock (Equivalent to $10.45 per share, based on 23,064,128 shares outstanding)	$240,989

Statement of Operations
For the Six Months Ended
June 30, 2011 (Unaudited) (Dollars in thousands)

Investment Income: (Note 1)
Interest income	$13,282
Dividend income	328
Other income	56
Total investment income	$13,666
Expenses:
Cost of leverage:
Preferred and auction fees (Note 5)	$50
Total cost of leverage	$50
Professional services:
Legal (Note 9)	$670
Investment Advisor (Note 3)	564
Custodian and transfer agent	132
Audit	29
Total professional services	$1,395
Administrative:
General administrative (Note 8)	$275
Directors	89
Insurance	66
Shareholder communications	26
Rating Agency	23
Shareholder meeting	20
Miscellaneous	13
Total administrative	$512
Total expenses	$1,957
Net investment income	$11,709
Realized and Unrealized Gain (Loss) on Investment Activities:
Realized gain on investments and currencies, net	$7,933
Change in net unrealized appreciation on investments and other financial instruments	$(5,680)
Net gain on investments	$2,253
Cost of Preferred Leverage
Dividends to preferred stockholders (Notes 4 and 6)	$(101)
Net increase in net assets resulting from operations	$13,861

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statements of Changes in Net Assets (Dollars in thousands, except per share amounts)

	Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations:
Net investment income	$11,709	$24,383
Realized gain on investments and currencies, net	7,933	11,376
Change in net unrealized appreciation on investments and other financial instruments	(5,680)	5,389
Distributions from net investment income related to preferred stock
Dividends to preferred stockholders	(101)	(601)
Net increase in net assets resulting from operations	$13,861	$40,547
From Fund Share Transactions:
Net asset value of 45,566 shares issued to common stockholders for reinvestment of dividends in 2010	—	468
Distributions to Common Stockholders:
From net investment income ($.33 and $1.03 per share in 2011 and 2010, respectively)	$(7,496)	$(23,615)
Total net increase in net assets	$6,365	$17,400
Net Assets Applicable to Common Stock:
Beginning of period	$234,624	$217,224
End of period (Including $3,796 and $917 of undistributed net investment income at June 30, 2011 and December 31, 2010, respectively)	$240,989	$234,624

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b)

	For the Six Months Ended June 30, 2011	For the Years Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
NET ASSET VALUE:
Beginning of period	$10.17	$9.44	$5.75	$9.70	$10.95	$10.65
NET INVESTMENT INCOME	.51	1.06	1.06	1.10	1.25 #	1.25
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	.10	.73	3.65	(4.00)	(1.00)#	.35
DISTRIBUTIONS FROM NET INVESTMENT INCOME RELATED TO PREFERRED STOCK:	—	(.03)	(.12)	(.20)	(.25)	(.25)
TOTAL FROM INVESTMENT OPERATIONS	.61	1.76	4.59	(3.10)	—	1.35
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(.33)	(1.03)	(.90)	(.85)	(1.05)	(1.05)
TOTAL DISTRIBUTIONS	(.33)	(1.03)	(.90)	(.85)	(1.05)	(1.05)
Effect of rights offering and related expenses; and Auction Term Preferred Stock offering costs and sales load	—	—	—	—	(.20)	—
NET ASSET VALUE:
End of period	$10.45	$10.17	$9.44	$5.75	$9.70	$10.95
PER SHARE MARKET VALUE:
End of period	$10.86	$9.96	$9.05	$4.50	$8.55	$11.30
TOTAL INVESTMENT RETURN†	12.48%	22.02%	126.88%	(40.53)%	(16.34)%	22.82%

  #  Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's September, 2007 rights offering.

  †  Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b) — Continued

	For the Six Months Ended June 30, 2011		For the Years Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
NET ASSETS, END OF PERIOD, APPLICABLE TO COMMON STOCK (a)	$240,989		$234,624	$217,224	$132,539	$223,822	$208,999
NET ASSETS, END OF PERIOD, APPLICABLE TO PREFERRED STOCK (a)	$85,425		$85,425	$85,425	$85,425	$130,000	$130,000
TOTAL NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK, END OF PERIOD (a)	$326,414		$320,049	$302,649	$217,964	$353,822	$338,999
EXPENSE RATIOS:
Ratio of preferred and other leverage expenses to average net assets*	.04	%**	.05%	.04%	.15%	.15%	.16%
Ratio of operating expenses to average net assets*	1.58	%**	1.92%	1.55%	1.30%	1.19%	1.21%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS*	1.62	%**	1.97%	1.59%	1.45%	1.34%	1.37%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS*	9.69	%**	10.66%	13.59%	13.13%	11.66%	11.54%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	1.20	%**	1.43%	1.07%	.92%	.84%	.84%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	7.17	%**	7.76%	9.20%	8.31%	7.28%	7.05%
PORTFOLIO TURNOVER RATE	33.89%		79.02%	81.05%	57.08%	67.25%	64.08%

  (a)  Dollars in thousands.

  (b)  The per share data for 2006 through 2008 has been adjusted to reflect a 1 for 5 reverse stock split in 2009.

  *  Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only.

  **  Annualized

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Information Regarding
Senior Securities

	June 30, 2011	As of December 31,
	(Unaudited)	2010	2009	2008	2007	2006
TOTAL AMOUNT OUTSTANDING: Preferred Stock	$85,425,000	$85,425,000	$85,425,000	$85,425,000	$130,000,000	$130,000,000
ASSET COVERAGE: Per Preferred Stock Share (1)	$95,526	$93,664	$88,572	$63,788	$68,043	$65,192
INVOLUNTARY LIQUIDATION PREFERENCE: Per Preferred Stock Share (2)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
LIQUIDATION VALUE: Per Preferred Stock Share (2)(3)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

  (1)  Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

  (2)  Plus accumulated and unpaid dividends.

  (3)  In January 2008, the Fund repurchased 600 shares of preferred stock at a price of $25,000 per share. In October 2008, the Fund accepted an unsolicited offer to buy back and retire 1,183 shares of preferred stock at a price of $16,250 per share. The Fund realized a gain of $10,351,000 on this transaction. See Note 4 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Notes to Financial Statements
June 30, 2011 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $0 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (f) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Federal Income Taxes—It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(f)  Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Investments
Debt Securities*	$—	$308,453	$—	$308,453
Preferred Stock
Automobile	449	—	—	449
Broadcasting and Entertainment	—	381	—	381
Electronics	—	2,638	—	2,638
Finance	2,648	2,138	—	4,786
Hotels, Motels Inns and Gaming	—	494	—	494
Common Stock
Ameristar Casinos	363	—	—	363
Ares Capital	473	—	—	473

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Short-Term Investment	$—	$—	$—	$—
Total Investments	$3,933	$314,104	$—	$318,037
Forward Currency Exchange Contracts	$—	$169	$—	$169

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2010	$0
Net purchases (sales)	0
Change in unrealized appreciation (depreciation)	0
Realized gain (loss)	0
Transfers out of Level 3 to Level 2	0
Balance, June 30, 2011	$—

Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

(2) Tax Matters and Distributions

At June 30, 2011, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $302,936,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $17,350,000. Aggregate gross unrealized loss on securities in which there was an excess of tax cost over value was approximately $2,249,000. Net unrealized gain on investments for tax purposes at June 30, 2011 was approximately $15,101,000.

At December 31, 2010, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover Available	Expiration Date
$7,387,000	December 31, 2011
125,000	December 31, 2012
954,000	December 31, 2013
1,481,000	December 31, 2014
15,500,000	December 31, 2016
26,848,000	December 31, 2017
$52,295,000

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

The tax character of distributions paid to common and preferred shareholders of approximately $24,216,000 and $21,050,000 in 2010 and 2009, respectively, was from ordinary income.

As of December 31, 2010, the components of distributable earnings on a tax basis were approximately:

Undistributed Ordinary income	$399,000
Unrealized Gain	21,157,000
Post-October Losses	(310,000)
Preferred Dividend Payable	(8,000)
Capital Losses Carry Forward	(52,295,000)
$(31,057,000)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to market discount adjustments, deductibility of preferred stock dividends, expiration of capital loss carryforwards, wash sales and post-October losses. The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income and accumulated net realized losses on a tax basis. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2010,

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

permanent differences between book and tax accounting have been reclassified as follows:

Increase (decrease) in:

Undistributed net investment income	$(278,000)
Accumulated net realized loss from securities transactions	$34,271,000
Capital in excess of par value	$(33,993,000)

Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

The Fund is required to amortize market discounts and premiums for financial reporting purposes. This results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007-2009, or expected to be taken in the Fund's 2010 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(3) Investment Advisory Agreement

T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $564,000 in management fees during the six months ended June 30, 2011. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2011, the fee payable to T. Rowe Price was approximately $93,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) Auction Term Preferred Stock (ATP)

The Fund had 3,417 shares of ATP issued and outstanding at June 30, 2011. The ATP's dividends are cumulative at a rate determined using an auction process, the terms of which are set forth in the Fund's charter. Dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. If, as has been the case since February 2008, the auction process does not yield a rate based on orders submitted, then the ATP dividend rate is set using formulas based on a specified percentage of the 30-day AA composite commercial paper rate, which was 150% of such rate for each series' most recent dividend period. Dividend rates ranged from .105% – .332% for the six months ended June 30, 2011. The weighted average dividend rate on June 30, 2011 was .142%.

The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. None of the ATP auctions successfully closed during the period and the approximate market value of ATP is not determinable at June 30, 2011. The Fund is

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act in order to maintain the Fund's Aaa/AAA ratings by Moody's Investors Service, Inc. and Fitch, Inc., respectively. At June 30, 2011 the Fund was in compliance with these asset coverage requirements.

(5) ATP Auction-Related Matters

Deutsche Bank (DB) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994 with Bankers Trust Company (BTC). BTC was later acquired by DB. The term of the agreement is unlimited and may be terminated by either party. DB may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace DB as auction agent at any time.

After each auction, DB will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of 0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $50,000 for service charges for the six months ended June 30, 2011. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

The Fund is currently not paying a service charge on series A, B and C ATP because the broker-dealer is not participating in the auctions. A service charge is being paid on series D.

(6) Supplemental Dividend for Series A, B and C ATP

The Fund's Board of Directors determined in October 2010 that it would be appropriate to adjust the dividends payable to holders of each of the Fund's Series A, B and C Auction Term Preferred Stock (ATP) beginning with the dividend period starting on September 23, 2008 (or for each Series with no dividend period beginning on September 23, 2008, that Series' dividend period next commencing after September 23, 2008) and ending with the dividend period concluding on November 16, 2010 (or for each Series with no dividend period concluding on November 16, 2010, that Series' dividend period concluding most immediately before November 16, 2010), using a formula more favorable than the one applied during those dividend periods. (The span of such dividend periods for each Series is referred to as its "Supplemental Dividend Period.") This more favorable formula is referred to in the Fund's charter documents as the "Maximum Applicable Rate" and is equal to 150% of the 30-day AA composite commercial paper rate during a dividend period. Dividend rates during each series' Supplemental Dividend Period had previously been determined using a formula referred to in the Fund's charter documents as the "Minimum Applicable Rate," which is equal to 80% of the 30-day AA composite commercial paper rate during the dividend period. The Directors approved a supplemental dividend for each holder of Series A, B or C ATP that represents the difference between the amount actually paid as dividends during the Supplemental Dividend Period for that series and the amount that would have been paid as dividends had the Maximum Applicable Rate been used in calculating the dividends during that series' Supplemental Dividend Period, plus interest on that amount. The aggregate supplemental dividend for all three series was approximately $413,000, which was distributed on December 27, 2010. The Maximum Applicable Rate has been used to determine the amount of all dividends payable on each series since the end of its Supplemental Dividend Period.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

(7) Purchases and Sales of Securities

Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2011 were approximately:

Cost of purchases	$108,780,000
Proceeds of sales or maturities	$110,424,000

(8) Related Party Transactions

The Fund paid approximately $161,000 during the six months ended June 30, 2011 to two officers of the Fund for the provision of certain administrative services.

(9) Legal Expenses

For the year ended December 31, 2010 and the six months ended June 30, 2011, the Fund incurred legal expenses in the course of responding to inquiries from the staff of the SEC's Division of Enforcement (the "Staff") in connection with the Staff's investigation of matters relating to the Fund's ATP, which expenses were materially higher than the legal expenses incurred in comparable periods prior to 2010. The Staff's investigation is on-going and the Fund is expected to continue incurring additional legal expenses in 2011.

(10) Derivative Contracts (Dollar, British Pound and Euro Amounts in Thousands)

Forward Currency Exchange Contracts—As of June 30, 2011, The Fund had forward currency exchange contracts outstanding as follows:

Counterparty	Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
State Street Bank	7/8/11	GBP	4	USD	7	$—
State Street Bank	7/8/11	GBP	7	USD	11	—
State Street Bank	7/8/11	USD	292	GBP	179	4
Citibank	7/8/11	USD	203	GBP	125	2
UBS AG	9/9/11	EUR	183	USD	262	3
Royal Bank of Scotland	9/9/11	EUR	51	USD	73	2
State Street Bank	9/9/11	EUR	95	USD	134	3
UBS AG	9/9/11	EUR	101	USD	144	2
Royal Bank of Scotland	9/9/11	USD	13,221	EUR	9,029	152
Deutsche Bank	9/9/11	USD	245	EUR	170	1
Net unrealized gain (loss) on open forward currency exchange contracts						$169

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2011 (Unaudited)

Fair Value of Derivative Instruments—The fair value of derivative instruments as of June 30, 2011 was as follows:

	Asset Derivatives June 30, 2011
	Statement of Assets and Liabilities Location	Fair Value
Forward currency contracts	Unrealized gain on forward currency exchange contracts	$169

The effect of derivative instruments that are included on the Statement of Operations for the six months ended June 30, 2011 was as follows:

Amount of Realized Loss on Derivatives
Realized gain on investments and currencies, net
Forward currency contracts	$(1073)
Change in Unrealized Appreciation on Derivatives
Change in net unrealized appreciation on investments and other financial instruments
Forward currency contracts	$166

(11) New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards (IFRS). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

(12) Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
Supplemental Information (Unaudited)

Annual Meeting of Stockholders

The Fund's 2011 Annual Meeting of Stockholders is scheduled to be held on October 27, 2011 (the "2011 Annual Meeting"). In accordance with SEC Rule 14a-5(f) under the Securities and Exchange Act of 1934, as amended (the "Exchange Act"), the Fund has determined that proposals to be considered for inclusion in the Fund's proxy statement for the 2011 Annual Meeting under SEC Rule 14a-8 under the Exchange Act must be received by the Fund at its principal offices on or before April 25, 2011. In addition, in order for a shareholder proposal made outside of SEC Rule 14a-8 to be considered timely under the Fund's bylaws, such proposal must be received by the Fund at its principal offices not earlier than the close of business on June 29, 2011 and not later than the close of business on July 29, 2011.

Availability of Portfolio Holdings

The Fund provides a complete schedule of its portfolio holdings quarterly. The lists of holdings as of the end of the second and fourth quarters appear in the Fund's semi-annual and annual reports to shareholders, respectively. The schedules of portfolio holdings as of the end of the first and third quarters are filed with the Securities and Exchange Commission (the "SEC") on Form N-Q (the "Forms") within 60 days of the end of the first and third quarters. Shareholders can look up the Forms on the SEC's web site at www.sec.gov. The Forms may also be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's web site and their public reference room. In addition, the Forms may be reviewed on the Fund's web site at www.newamerica-hyb.com.

Compliance Certifications

On May 26, 2010, your Fund submitted a CEO annual certification to the New York Stock Exchange (NYSE) on which the Fund's principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.

Common and Auction Term Preferred Stock Transactions

From time to time in the future, the Fund may redeem and/or purchase its ATP as provided in the Fund's governing documents, as agreed upon by the Fund and sellers or as otherwise permitted. The Fund may effect such redemptions and/or purchases when it deems advisable.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

The New America High Income Fund, Inc.

Directors

Robert F. Birch
Joseph L. Bower
Bernard J. Korman
Ernest E. Monrad
Marguerite A. Piret

Officers

Robert F. Birch – President
Ellen E. Terry – Vice President, Treasurer, Secretary

Investment Advisor

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(866) 624-4105
Web site: www.amstock.com

Auction Agent

Deutsche Bank Trust Company Americas
P.O. Box 305050
Nashville, TN 37230

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

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American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

The New
America
High Income
Fund, Inc.

Semi-Annual

Report

June 30, 2011

Item 2 -	Code of Ethics - Not required in semi-annual filing.

Item 3 -	Audit Committee Financial Experts - Not required in a semi-annual filing.

Item 4 -	Principal Accountant Fees and Services - Not required in semi-annual filing.

Item 5 -	Audit Committee of Listed Registrant - Not required in semi-annual filing.

Item 6 -	Schedule of Investments - Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 -	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in semi-annual filing.

Item 8 -	Portfolio Managers of Closed-End Management Investment Companies - Not required in semi-annual filing.

2

Item 9 -	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable.

Item 10 -	Submission of Matters to a Vote of Security Holders - Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Fund’s principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New America High Income Fund, Inc.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President and Director
Date:	September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President
Date:	September 6, 2011

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	Treasurer
Date:	September 6, 2011

4